Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 13 – Related Party Transactions

The Bancorp had aggregate loans outstanding to directors and executive officers (with individual balances exceeding $120,000) of approximately $4,036,000 at December 31, 2012 and approximately $6,907,000 at December 31, 2011. For the year ended December 31, 2012, the following activity occurred on these loans:

(Dollars in thousands)
Aggregate balance at the beginning of the year	$6,907
New loans	1,174
Repayments	(4,045)
Aggregate balance at the end of the year	$4,036

Deposits from directors and executive officers totaled approximately $2,774,000 and $2,094,000 at December 31, 2012 and 2011, respectively.